U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

1.  Name and address of issuer:

        Oppenheimer Quest Value Fund, Inc. formerly "Quest
           For Value Fund, Inc."
        Two World Trade Center
        New York, NY  10048-0203

2. Name of each series or class of funds for which this notice is filed:

        Oppenheimer Quest Value Fund, Inc.

3.  Investment Company Act File Number:  811-2944

    Securities Act File Number:  2-65223

4.  Last day of fiscal year for which this notice is filed:
    10/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       /  /

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

9. Number and aggregate sale price of securities sold during the fiscal year:

        6,286,914        $82,273,481

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
    24f-2:

        6,286,914        $82,273,481

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

        1,560,760        $17,374,266

12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold
          during the fiscal year in reliance on rule
          24f-2 (from Item 10):                        $ 82,273,481
                                                       -----------
    (ii)  Aggregate price of shares issued in
          connection with dividend reinvestment plans
          (from Item 11, if applicable):               + 17,374,266
                                                       -----------
    (iii) Aggregate price of shares redeemed or
          repurchased during the fiscal year (if
          applicable):                                 - 69,882,267
                                                       -----------
    (iv)  Aggregate price of shares redeemed or
          repurchased and previously applied as a
          reduction to filing fees pursuant to
          rule 24e-2 (if applicable):                  +    -0-
                                                       -----------
    (v)   Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 (line (i), plus
          line (ii), less line (iii), plus line (iv))
          (if applicable):                              29,765,480
                                                       -----------
    (vi)  Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                            x  1/2900
                                                       -----------
    (vii) Fee due (line (i) or line (v) multiplied
          by line (vi)):                          $ 10,263.96
                                                       ==========

Instruction: Issuers should complete line (ii), (iii), (iv), and
             (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
             Instructions C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
    Commission's Rule of Informal and Other Procedures (17 CFR
    202.3a).                                                            /X/

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 12/22/95

                                SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



    By (Signature and Title)* /s/ Robert Bishop
                              -----------------------------------
                               Robert Bishop, Assistant Treasurer

    Date: December 28, 1995

      * Please print the name and title of the signing officer below the signature.






SEC/225.24f

                                   December 22, 1995



Quest For Value Fund, Inc.
33 Maiden Lane
New York, New York 10038

Ladies and Gentlemen:

             In connection with the public offering of shares of beneficial interest, no par value, of Quest For Value Fund, Inc. (the "Fund"), we have examined such records and documents and have made such further investigation and examination as we deemed necessary for the purpose of this opinion.

             It is our opinion that the shares the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Fund were legally issued, fully paid and non-assessable by the Fund to the extent set forth in its Prospectus forming part of its Registration Statement under the Securities Act of 1933, as amended.

             We hereby consent to the filing of this opinion with said Notice.

                                   Very truly yours,


                                   /s/ Gordon Altman Butowsky
                                        Weitzen Shalov & Wein